ANNUAL REPORT
DECEMBER 31, 1998




                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES




   [TRAVELERS LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


ASSETS:
  Investments in eligible funds at market value:
    Dreyfus Variable Investment Fund, 31,072 shares (cost $1,606,531) .................    $    1,675,105
    Greenwich Street Series Fund, 5,519,769 shares (cost $92,000,041) .................        96,871,945
    Salomon Brothers Variable Series Funds Inc., 195,839 shares (cost $1,986,865) .....         2,105,158
    Smith Barney Concert Allocation Series Inc., 2,419,958 shares (cost $27,210,048) ..        29,482,462
    The Travelers Series Trust, 4,408,720 shares (cost $54,515,873) ...................        68,487,889
    Travelers Series Fund Inc., 106,554,765 shares (cost $801,769,855) ................       937,186,040
                                                                                           --------------
      Total Investments (cost $979,089,213) ...........................................                      $1,135,808,599

  Receivables:
    Dividends .........................................................................                             180,955
    Purchase payments and transfers from other Travelers accounts .....................                           1,693,374
  Other assets ........................................................................                                 748
                                                                                                             --------------

      Total Assets ....................................................................                       1,137,683,676
                                                                                                             --------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts .....................                           1,130,256
    Insurance charges .................................................................                             260,708
    Administrative fees ...............................................................                              36,686
                                                                                                             --------------

      Total Liabilities ...............................................................                           1,427,650
                                                                                                             --------------

NET ASSETS: ...........................................................................                      $1,136,256,026
                                                                                                             ==============




                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends .................................................................                    $ 37,385,822

EXPENSES:
  Insurance charges .........................................................    $  9,566,234
  Administrative fees .......................................................       1,346,728
                                                                                 ------------

    Total expenses ..........................................................                      10,912,962
                                                                                                 ------------

      Net investment income .................................................                      26,472,860
                                                                                                 ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ..........................................     638,666,522
    Cost of investments sold ................................................     632,379,285
                                                                                 ------------

      Net realized gain (loss) ..............................................                       6,287,237

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1997 ....................................      73,480,229
    Unrealized gain at December 31, 1998 ....................................     156,719,386
                                                                                 ------------

      Net change in unrealized gain (loss) for the year .....................                      83,239,157
                                                                                                 ------------

        Net realized gain (loss) and change in unrealized gain (loss) .......                      89,526,394
                                                                                                 ------------

  Net increase in net assets resulting from operations ......................                    $115,999,254
                                                                                                 ============




                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                                 1998                1997
                                                                                 ----                ----
OPERATIONS:
  Net investment income (loss) ........................................    $    26,472,860     $      (541,858)
  Net realized gain (loss) from investment transactions ...............          6,287,237           3,736,250
  Net change in unrealized gain (loss) on investments .................         83,239,157          59,599,423
                                                                           ---------------     ---------------

    Net increase in net assets resulting from operations ..............        115,999,254          62,793,815
                                                                           ---------------     ---------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 176,982,164 and 212,510,724 units, respectively) ...        281,104,022         305,552,932
  Participant transfers from other Travelers accounts
    (applicable to 687,354,867 and 304,613,637 units, respectively) ...        867,501,168         370,995,750
  Administrative and asset allocation charges
    (applicable to 112,857 and 49,225 units, respectively) ............           (175,802)            (76,062)
  Contract surrenders
    (applicable to 17,990,366 and 7,258,742 units, respectively) ......        (29,495,629)        (10,937,049)
  Participant transfers to other Travelers accounts
    (applicable to 613,483,189 and 285,276,584 units, respectively) ...       (749,605,940)       (331,281,698)
  Other payments to participants
    (applicable to 6,957,789 and 2,772,990 units, respectively) .......        (11,571,122)         (3,790,797)
                                                                           ---------------     ---------------

  Net increase in net assets resulting from unit transactions .........        357,756,697         330,463,076
                                                                           ---------------     ---------------

    Net increase in net assets ........................................        473,755,951         393,256,891

NET ASSETS:
  Beginning of year ...................................................        662,500,075         269,243,184
                                                                           ---------------     ---------------

  End of year .........................................................    $ 1,136,256,026     $   662,500,075
                                                                           ===============     ===============



                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund BD II for Variable Annuities ("Fund BD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by Travelers Life. Fund BD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund BD II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Fund BD II were: Alliance Growth Portfolio, Van Kampen Enterprise Portfolio (formerly Van Kampen American Capital Enterprise Portfolio), TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Cap Value Portfolio (formerly Smith Barney Income and Growth Portfolio), Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, AIM Capital Appreciation Portfolio and Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund Inc.; MFS Emerging Growth Portfolio, Disciplined Mid Cap Stock Portfolio, Convertible Bond Portfolio, Disciplined Small Cap Stock Portfolio, MFS Research Portfolio and Strategic Stock Portfolio of The Travelers Series Trust; Total Return Portfolio of Greenwich Street Series Fund; Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc.; Small Cap Portfolio of Dreyfus Variable Investment Fund and Salomon Brothers Variable Investors Fund and Salomon Brothers Variable Total Return Fund of Salomon Brothers Variable Series Funds Inc.

    Travelers Series Fund Inc., Smith Barney Concert Allocation Series Inc. and Salomon Brothers Variable Series Funds Inc. are incorporated under Maryland law. The Travelers Series Trust, Greenwich Street Series Fund and Dreyfus Variable Investment Fund are registered as Massachusetts business trusts. All eligible trusts except Dreyfus Variable Investment Fund are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Fund BD II in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Fund BD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD II. Fund BD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $1,023,263,288 and $638,666,522, respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $979,089,213 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $158,561,936. Gross unrealized depreciation for all investments at December 31, 1998 was $1,842,550.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD II on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD II on an annual basis.

    Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund BD II on an annual basis.

    For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $686,636 and $217,306 of contingent deferred sales charges for the years ended December 31, 1998 and 1997, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                         DECEMBER 31, 1998
                                                       ---------------------------------------------------
                                                       ACCUMULATION        ANNUITY    UNIT         NET
                                                           UNITS            UNITS    VALUE       ASSETS
                                                           -----            -----    -----       ------
  Dreyfus Variable Investment Fund
    Small Cap Portfolio
      Standard Death Benefit ......................      1,712,698             --    $0.852    $ 1,459,896
      Enhanced Death Benefit ......................        252,461             --     0.851        214,802

  Greenwich Street Series Fund
    Total Return Portfolio
      Standard Death Benefit ......................     42,829,917             --     1.857     79,541,868
      Enhanced Death Benefit ......................      9,424,781         13,859     1.836     17,328,793

  Salomon Brothers Variable Series Funds Inc.
    Salomon Brothers Variable Total Return Fund
      Standard Death Benefit ......................        761,112             --     0.997        759,197
      Enhanced Death Benefit ......................        127,726             --     0.996        127,171
    Salomon Brothers Variable Investors Fund
      Standard Death Benefit ......................      1,024,070             --     1.014      1,038,393
      Enhanced Death Benefit ......................        199,078             --     1.012        201,487

  Smith Barney Concert Allocation Series Inc.
    Select Balanced Portfolio
      Standard Death Benefit ......................      7,215,935             --     1.183      8,537,652
      Enhanced Death Benefit ......................      2,594,418             --     1.177      3,054,098
    Select Conservative Portfolio
      Standard Death Benefit ......................      1,423,960             --     1.162      1,654,902
      Enhanced Death Benefit ......................        304,706             --     1.156        352,372
    Select Growth Portfolio
      Standard Death Benefit ......................      5,355,940             --     1.238      6,630,284
      Enhanced Death Benefit ......................      2,329,431             --     1.232      2,869,093
    Select High Growth Portfolio
      Standard Death Benefit ......................      3,434,814             --     1.242      4,267,377
      Enhanced Death Benefit ......................        622,357             --     1.236        769,301
    Select Income Portfolio
      Standard Death Benefit ......................      1,101,830             --     1.154      1,271,512
      Enhanced Death Benefit ......................         75,509             --     1.148         86,707

                                                                   DECEMBER 31, 1998
                                                 ---------------------------------------------------
                                                 ACCUMULATION         ANNUITY    UNIT         NET
                                                     UNITS             UNITS    VALUE       ASSETS
                                                     -----             -----    -----       ------
  The Travelers Series Trust
    MFS Emerging Growth Portfolio
      Standard Death Benefit ...............      29,936,769              --    $1.599    $ 47,857,898
      Enhanced Death Benefit ...............       7,521,739              --     1.589      11,951,770
    MFS Research Portfolio
      Standard Death Benefit ...............       3,295,301              --     1.037       3,415,956
      Enhanced Death Benefit ...............       1,243,396              --     1.035       1,286,538
    Strategic Stock Portfolio
      Standard Death Benefit ...............       3,336,318              --     0.936       3,121,396
      Enhanced Death Benefit ...............          43,842              --     0.934          40,943
    Convertible Bond Portfolio
      Standard Death Benefit ...............         418,194              --     1.001         418,689
      Enhanced Death Benefit ...............          22,352              --     0.999          22,337
    Disciplined Mid Cap Stock Portfolio
      Standard Death Benefit ...............         550,487              --     1.064         585,915
      Enhanced Death Benefit ...............          28,077              --     1.063          29,832
    Disciplined Small Cap Stock Portfolio
      Standard Death Benefit ...............         364,850              --     0.896         326,762
      Enhanced Death Benefit ...............          17,249              --     0.894          15,420

  Travelers Series Fund Inc
    AIM Capital Appreciation Portfolio
      Standard Death Benefit ...............      59,823,732              --     1.397      83,581,861
      Enhanced Death Benefit ...............      11,522,469              --     1.385      15,953,672
    Alliance Growth Portfolio
      Standard Death Benefit ...............      67,639,943              --     2.903     196,377,735
      Enhanced Death Benefit ...............      13,083,045              --     2.867      37,504,610
    GT Global Strategic Income Portfolio
      Standard Death Benefit ...............       5,481,141              --     1.359       7,450,260
      Enhanced Death Benefit ...............         973,254              --     1.342       1,306,231
    MFS Total Return Portfolio
      Standard Death Benefit ...............      58,653,278              --     1.819     106,691,511
      Enhanced Death Benefit ...............      11,645,845          13,732     1.796      20,941,841
    Putnam Diversified Income Portfolio
      Standard Death Benefit ...............      29,566,111              --     1.326      39,192,328
      Enhanced Death Benefit ...............       7,312,474          17,799     1.309       9,594,234

                                                                                     DECEMBER 31, 1998
                                                                 ---------------------------------------------------------
                                                                 ACCUMULATION           ANNUITY    UNIT           NET
                                                                     UNITS               UNITS    VALUE         ASSETS
                                                                     -----               -----    -----         ------
  Travelers Series Fund Inc. (continued)
    Smith Barney International Equity Portfolio
      Standard Death Benefit .............................        38,529,419                --    $1.305    $   50,298,227
      Enhanced Death Benefit .............................         6,198,702            19,578     1.289         8,015,194
    Smith Barney Money Market Portfolio
      Standard Death Benefit .............................        41,370,187                --     1.184        48,973,184
      Enhanced Death Benefit .............................         6,023,674                --     1.169         7,040,715
    Smith Barney High Income Portfolio
      Standard Death Benefit .............................        31,054,135                --     1.452        45,090,287
      Enhanced Death Benefit .............................         4,739,592            16,392     1.434         6,818,510
    Smith Barney Large Capitalization Growth Portfolio
      Standard Death Benefit .............................        12,176,408                --     1.237        15,057,822
      Enhanced Death Benefit .............................         1,447,309                --     1.234         1,786,517
    Smith Barney Large Cap Value Portfolio
      Standard Death Benefit .............................        40,967,323                --     2.076        85,047,609
      Enhanced Death Benefit .............................         8,248,925            12,608     2.050        16,934,479
    Smith Barney Pacific Basin Portfolio
      Standard Death Benefit .............................         5,082,810                --     0.742         3,771,642
      Enhanced Death Benefit .............................         1,022,864                --     0.733           749,430
    TBC Managed Income Portfolio
      Standard Death Benefit .............................        11,544,261                --     1.309        15,114,521
      Enhanced Death Benefit .............................         2,823,113            17,693     1.293         3,672,727
    Van Kampen Enterprise Portfolio
      Standard Death Benefit .............................        35,643,545                --     2.601        92,711,500
      Enhanced Death Benefit .............................         6,741,005            10,971     2.568        17,341,018
                                                                                                            --------------

  Net Contract Owners' Equity ............................                                                  $1,136,256,026
                                                                                                            ==============

5.  STATEMENT OF INVESTMENTS

      INVESTMENT OPTIONS                                                                 NO. OF          MARKET
                                                                                         SHARES          VALUE
                                                                                      -----------    --------------
        DREYFUS VARIABLE INVESTMENT FUND (0.1%)
          Small Cap Portfolio
            Total (Cost $1,606,531)                                                        31,072    $    1,675,105
                                                                                      -----------    --------------

        GREENWICH STREET SERIES FUND (8.5%)
          Total Return Portfolio
            Total (Cost $92,000,041)                                                    5,519,769        96,871,945
                                                                                      -----------    --------------

        SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (0.2%)
          Salomon Brothers Variable Total Return Fund (Cost $851,982)                      83,652           869,982
          Salomon Brothers Variable Investors Fund (Cost $1,134,883)                      112,187         1,235,176
                                                                                      -----------    --------------
            Total (Cost $1,986,865)                                                       195,839         2,105,158
                                                                                      -----------    --------------

        SMITH BARNEY CONCERT ALLOCATION SERIES INC. (2.6%)
          Select Balanced Portfolio (Cost $10,911,750)                                    971,909        11,594,873
          Select Conservative Portfolio (Cost $1,935,627)                                 172,640         2,007,807
          Select Growth Portfolio (Cost $8,614,468)                                       759,549         9,501,962
          Select High Growth Portfolio (Cost $4,437,169)                                  400,158         5,037,991
          Select Income Portfolio (Cost $1,311,034)                                       115,702         1,339,829
                                                                                      -----------    --------------
            Total (Cost $27,210,048)                                                    2,419,958        29,482,462
                                                                                      -----------    --------------

        THE TRAVELERS SERIES TRUST (6.0%)
          MFS Emerging Growth Portfolio (Cost $45,950,577)                              3,520,748        59,395,014
          MFS Research Portfolio (Cost $4,341,376)                                        443,899         4,687,578
          Strategic Stock Portfolio (Cost $2,962,536)                                     318,964         3,017,401
          Convertible Bond Portfolio (Cost $422,893)                                       43,685           430,733
          Disciplined Mid Cap Stock Portfolio (Cost $525,472)                              42,950           615,896
          Disciplined Small Cap Stock Portfolio (Cost $313,019)                            38,474           341,267
                                                                                      -----------    --------------
            Total (Cost $54,515,873)                                                    4,408,720        68,487,889
                                                                                      -----------    --------------

        TRAVELERS SERIES FUND INC. (82.6%)
          AIM Capital Appreciation Portfolio (Cost $80,185,337)                         6,874,869        99,548,097
          Alliance Growth Portfolio (Cost $173,280,271)                                 8,868,612       233,333,174
          G.T. Global Strategic Income Portfolio (Cost $9,538,145)                        776,092         8,762,076
          MFS Total Return Portfolio (Cost $113,258,170)                                7,488,843       127,534,998
          Putnam Diversified Income Portfolio (Cost $48,865,074)                        4,057,220        48,686,639
          Smith Barney International Equity Portfolio (Cost $54,319,863)                4,243,986        58,312,363
          Smith Barney Money Market Portfolio (Cost $56,980,749)                       56,980,749        56,980,749
          Smith Barney High Income Portfolio (Cost $52,803,271)                         4,100,729        51,915,224
          Smith Barney Large Capitalization Growth Portfolio (Cost $14,207,616)         1,368,172        16,760,109
          Smith Barney Large Cap Value Portfolio (Cost $89,545,266)                     5,046,735       101,994,514
          Smith Barney Pacific Basin Portfolio (Cost $3,957,519)                          591,206         4,522,728
          TBC Managed Income Portfolio (Cost $18,511,633)                               1,597,602        18,803,773
          Van Kampen Enterprise Portfolio (Cost $86,316,941)                            4,559,950       110,031,596
                                                                                      -----------    --------------
            Total (Cost $801,769,855)                                                 106,554,765       937,186,040
                                                                                      -----------    --------------
      TOTAL INVESTMENT OPTIONS (100%)
        (COST $979,089,213)                                                                          $1,135,808,599
                                                                                                     ==============

6. SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997



                                                                                                                   SALOMON BROTHERS
                                                                                                                       VARIABLE
                                                                SMALL CAP PORTFOLIO    TOTAL RETURN PORTFOLIO      TOTAL RETURN FUND
                                                                -------------------  --------------------------    -----------------
                                                                   1998       1997       1998           1997          1998      1997
                                                                   ----       ----       ----           ----          ----      ----
    INVESTMENT INCOME:
    Dividends ...............................................   $   16,394    $ --   $ 4,630,483    $ 2,819,309    $  15,309    $ --
                                                                ----------    ----   -----------    -----------    ---------    ----

    EXPENSES:
    Insurance charges .......................................        4,856      --       929,344        503,712        3,719      --
    Administrative fees .....................................          682      --       130,535         71,448          527      --
                                                                ----------    ----   -----------    -----------    ---------    ----
        Net investment income (loss) ........................       10,856      --     3,570,604      2,244,149       11,063      --
                                                                ----------    ----   -----------    -----------    ---------    ----

    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
      GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) from investment
    transactions:
      Proceeds from investments sold ........................       29,905      --     5,569,201        501,439      195,786      --
      Cost of investments sold ..............................       45,027      --     4,435,408        396,281      199,208      --
                                                                ----------    ----   -----------    -----------    ---------    ----

        Net realized gain (loss) ............................      (15,122)     --     1,133,793        105,158       (3,422)     --
                                                                ----------    ----   -----------    -----------    ---------    ----

    Change in unrealized gain (loss) on investments:
      Unrealized gain (loss) beginning of year ..............           --      --     6,850,155      2,319,470           --      --
      Unrealized gain (loss) end of year ....................       68,574      --     4,871,904      6,850,155       18,000      --
                                                                ----------    ----   -----------    -----------    ---------    ----

        Net change in unrealized gain (loss) for the year ...       68,574      --    (1,978,251)     4,530,685       18,000      --
                                                                ----------    ----   -----------    -----------    ---------    ----

    Net increase (decrease) in net assets
        resulting from operations ...........................       64,308      --     2,726,146      6,879,992       25,641      --
                                                                ----------    ----   -----------    -----------    ---------    ----




    UNIT TRANSACTIONS:
    Participant purchase payments ...........................    1,085,114      --    19,297,039     29,547,521      785,337      --
    Participant transfers from other Travelers accounts .....      554,843      --    15,416,792     11,320,000      307,521      --
    Administrative and asset allocation charges .............          (37)     --       (17,925)        (8,180)         (28)     --
    Contract surrenders .....................................       (1,682)     --    (2,558,282)    (1,002,438)      (4,004)     --
    Participant transfers to other Travelers accounts .......      (27,848)     --    (7,895,368)    (1,698,306)    (228,099)     --
    Other payments to participants ..........................           --      --    (1,006,451)      (409,568)          --      --
                                                                ----------    ----   -----------    -----------    ---------    ----

      Net increase (decrease) in net assets
        resulting from unit transactions ....................    1,610,390      --    23,235,805     37,749,029      860,727      --
                                                                ----------    ----   -----------    -----------    ---------    ----

        Net increase (decrease) in net assets ...............    1,674,698      --    25,961,951     44,629,021      886,368      --




    NET ASSETS:
      Beginning of year .....................................           --      --    70,908,710     26,279,689           --      --
                                                                ----------    ----   -----------    -----------    ---------    ----
      End of year ...........................................   $1,674,698    $ --   $96,870,661    $70,908,710    $ 886,368    $ --
                                                                ==========    ====   ===========    ===========    =========    ====

SALOMON BROTHERS VARIABLE
     INVESTORS FUND          SELECT BALANCED PORTFOLIO       SELECT CONSERVATIVE PORTFOLIO        SELECT GROWTH PORTFOLIO
-----------------------    -----------------------------     -----------------------------     -----------------------------
     1998          1997        1998             1997             1998             1997             1998             1997
     ----          ----        ----             ----             ----             ----             ----             ----
 $      5,048     $  --    $    293,039     $         --     $     40,576     $         --     $    157,884     $         --
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------


        4,192        --         107,208           26,874           17,334            3,516           84,405           17,499
          599        --          14,686            3,580            2,450              499           11,510            2,398
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------
          257        --         171,145          (30,454)          20,792           (4,015)          61,969          (19,897)
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------




      148,089        --         845,810          288,850          156,029          136,242          605,873          119,596
      153,256        --         728,104          277,252          142,096          131,428          512,867          105,666
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------

       (5,167)       --         117,706           11,598           13,933            4,814           93,006           13,930
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------


           --        --         252,648               --           35,641               --          127,547               --
      100,293        --         683,123          252,648           72,180           35,641          887,494          127,547
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------

      100,293        --         430,475          252,648           36,539           35,641          759,947          127,547
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------


       95,383        --         719,326          233,792           71,264           36,440          914,922          121,580
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------





      872,280        --       3,710,667        5,194,754          585,526          881,469        1,537,757        4,140,789
      415,098        --       1,572,169        1,371,868          420,977          299,232        3,050,730          937,045
          (39)       --          (1,568)            (156)            (271)             (25)          (1,747)            (227)
       (5,515)       --        (166,605)         (20,071)         (13,994)         (13,817)        (283,894)         (10,285)
     (137,327)       --        (491,046)        (295,224)        (110,470)        (131,155)        (693,899)        (149,701)
           --        --        (236,156)              --          (17,902)              --          (63,693)              --
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------


    1,144,497        --       4,387,461        6,251,171          863,866        1,035,704        3,545,254        4,917,621
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------

    1,239,880        --       5,106,787        6,484,963          935,130        1,072,144        4,460,176        5,039,201





           --        --       6,484,963               --        1,072,144               --        5,039,201               --
 ------------     -----    ------------     ------------     ------------     ------------     ------------     ------------

 $  1,239,880     $  --    $ 11,591,750     $  6,484,963     $  2,007,274     $  1,072,144     $  9,499,377     $  5,039,201
 ============     =====    ============     ============     ============     ============     ============     ============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                        SELECT HIGH GROWTH                                   MFS EMERGING GROWTH
                                                             PORTFOLIO          SELECT INCOME PORTFOLIO           PORTFOLIO
                                                      -----------------------   -----------------------   -------------------------
                                                         1998         1997         1998         1997          1998          1997
                                                         ----         ----         ----         ----          ----          ----
INVESTMENT INCOME:
Dividends ..........................................  $   43,929   $       --   $   20,869   $       --   $        --   $   439,667
                                                      ----------   ----------   ----------   ----------   -----------   -----------

EXPENSES:
Insurance charges ..................................      47,174       15,141       10,890          821       448,892       141,590
Administrative fees ................................       6,670        2,177        1,580          117        62,560        20,232
                                                      ----------   ----------   ----------   ----------   -----------   -----------
    Net investment income (loss) ...................      (9,915)     (17,318)       8,399         (938)     (511,452)      277,845
                                                      ----------   ----------   ----------   ----------   -----------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................     339,553       11,871      137,271       43,599     3,362,483       684,958
  Cost of investments sold .........................     309,873       10,454      128,490       42,285     2,671,014       633,928
                                                      ----------   ----------   ----------   ----------   -----------   -----------

    Net realized gain (loss) .......................      29,680        1,417        8,781        1,314       691,469        51,030
                                                      ----------   ----------   ----------   ----------   -----------   -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........     107,199           --        6,863                  1,705,372       (93,591)
  Unrealized gain (loss) end of year ...............     600,822      107,199       28,795        6,863    13,444,437     1,705,372
                                                      ----------   ----------   ----------   ----------   -----------   -----------

    Net change in unrealized gain (loss) for the
      year .........................................     493,623      107,199       21,932        6,863    11,739,065     1,798,963
                                                      ----------   ----------   ----------   ----------   -----------   -----------

Net increase (decrease) in net assets
    resulting from operations ......................     513,388       91,298       39,112        7,239    11,919,082     2,127,838
                                                      ----------   ----------   ----------   ----------   -----------   -----------




UNIT TRANSACTIONS:
Participant purchase payments ......................     743,836    1,961,168      541,045      368,257    16,687,370    16,234,637
Participant transfers from other Travelers accounts      801,633    1,271,640      501,765       84,462    11,582,826     6,184,899
Administrative and asset allocation charges ........        (914)         (82)        (180)          (7)       (8,737)       (1,929)
Contract surrenders ................................     (58,952)      (3,734)     (33,981)     (11,377)     (848,584)     (167,796)
Participant transfers to other Travelers accounts ..    (282,603)          --     (101,704)     (18,312)   (5,159,790)   (1,315,407)
Other payments to participants .....................          --           --      (18,100)          --      (297,165)     (114,744)
                                                      ----------   ----------   ----------   ----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ...............   1,203,000    3,228,992      888,845      423,023    21,955,920    20,819,660
                                                      ----------   ----------   ----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ..........   1,716,388    3,320,290      927,957      430,262    33,875,002    22,947,498




NET ASSETS:
  Beginning of year ................................   3,320,290           --      430,262           --    25,934,666     2,987,168
                                                      ----------   ----------   ----------   ----------   -----------   -----------

  End of year ......................................  $5,036,678   $3,320,290   $1,358,219   $  430,262   $59,809,668   $25,934,666
                                                      ==========   ==========   ==========   ==========   ===========   ===========

                            STRATEGIC STOCK         CONVERTIBLE BOND        DISCIPLINED MID CAP
MFS RESEARCH PORTFOLIO         PORTFOLIO                PORTFOLIO             STOCK PORTFOLIO
----------------------   ---------------------    ---------------------    ---------------------
    1998         1997        1998         1997        1998         1997        1998         1997
    ----         ----        ----         ----        ----         ----        ----         ----
$     7,324     $  --    $    36,872     $  --    $    10,406     $  --    $       404     $  --
-----------     -----    -----------     -----    -----------     -----    -----------     -----


     14,961        --          8,866        --          1,083        --          1,131        --
      2,019        --          1,300        --            157        --            162        --
-----------     -----    -----------     -----    -----------     -----    -----------     -----
     (9,656)       --         26,706        --          9,166        --           (889)       --
-----------     -----    -----------     -----    -----------     -----    -----------     -----




    826,352        --        188,500        --         14,335        --         38,205        --
    819,872        --        207,858        --         15,123        --         42,630        --
-----------     -----    -----------     -----    -----------     -----    -----------     -----

      6,480        --        (19,358)       --           (788)       --         (4,425)       --
-----------     -----    -----------     -----    -----------     -----    -----------     -----


         --        --             --        --             --        --             --        --
    346,202        --         54,865        --          7,840        --         90,424        --
-----------     -----    -----------     -----    -----------     -----    -----------     -----

    346,202        --         54,865        --          7,840        --         90,424        --
-----------     -----    -----------     -----    -----------     -----    -----------     -----


    343,026        --         62,213        --         16,218        --         85,110        --
-----------     -----    -----------     -----    -----------     -----    -----------     -----





  3,215,369        --      2,501,332        --        284,595        --        365,542        --
  2,190,409        --        659,886        --        148,423        --        195,953        --
       (103)       --           (107)       --             (6)       --            (19)       --
    (27,653)       --         (9,686)       --           (205)       --           (647)       --
 (1,018,554)       --        (51,299)       --         (7,999)       --        (26,234)       --
         --        --             --        --             --        --         (3,958)       --
-----------     -----    -----------     -----    -----------     -----    -----------     -----


  4,359,468        --      3,100,126        --        424,808        --        530,637        --
-----------     -----    -----------     -----    -----------     -----    -----------     -----

  4,702,494        --      3,162,339        --        441,026        --        615,747        --





         --        --             --        --             --        --             --        --
-----------     -----    -----------     -----    -----------     -----    -----------     -----

$ 4,702,494     $  --    $ 3,162,339     $  --    $   441,026     $  --    $   615,747     $  --
===========     =====    ===========     =====    ===========     =====    ===========     =====

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                     DISCIPLINED SMALL
                                                         CAP STOCK        AIM CAPITAL APPRECIATION
                                                         PORTFOLIO               PORTFOLIO              ALLIANCE GROWTH PORTFOLIO
                                                     -----------------  ---------------------------   -----------------------------
                                                        1998      1997      1998           1997            1998            1997
                                                        ----      ----      ----           ----            ----            ----
INVESTMENT INCOME:
Dividends .........................................  $   1,000   $  --  $    117,554   $         --   $  11,136,395   $          --
                                                     ---------   -----  ------------   ------------   -------------   -------------

EXPENSES:
Insurance charges .................................        904      --       886,690        565,729       1,882,382         881,791
Administrative fees ...............................        130      --       124,887         80,459         265,187         124,597
                                                     ---------   -----  ------------   ------------   -------------   -------------
    Net investment income (loss) ..................        (34)     --      (894,023)      (646,188)      8,988,826      (1,006,388)
                                                     ---------   -----  ------------   ------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................     26,578      --     4,140,986        796,430       6,171,002         732,086
  Cost of investments sold ........................     31,600      --     3,224,210        669,177       3,984,852         553,312
                                                     ---------   -----  ------------   ------------   -------------   -------------

    Net realized gain (loss) ......................     (5,022)     --       916,776        127,253       2,186,150         178,774
                                                     ---------   -----  ------------   ------------   -------------   -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ........         --      --     6,861,140      1,950,900      26,592,251       4,561,590
  Unrealized gain (loss) end of year ..............     28,248      --    19,362,760      6,861,140      60,052,903      26,592,251
                                                     ---------   -----  ------------   ------------   -------------   -------------

    Net change in unrealized gain (loss) for the
      year ........................................     28,248      --    12,501,620      4,910,240      33,460,652      22,030,661
                                                     ---------   -----  ------------   ------------   -------------   -------------


Net increase (decrease) in net assets
    resulting from operations .....................     23,192      --    12,524,373      4,391,305      44,635,628      21,203,047
                                                     ---------   -----  ------------   ------------   -------------   -------------




UNIT TRANSACTIONS:
Participant purchase payments .....................    217,711      --    16,639,377     24,085,122      49,359,571      47,077,956
Participant transfers from other Travelers accounts    127,325      --    11,270,899      9,106,236      33,744,376      18,767,525
Administrative and asset allocation charges .......        (12)     --       (20,631)       (13,062)        (38,006)        (16,453)
Contract surrenders ...............................       (129)     --    (2,447,800)    (1,468,796)     (5,783,287)     (1,971,086)
Participant transfers to other Travelers accounts .    (25,905)     --    (7,003,898)    (2,435,679)    (14,018,045)     (5,373,999)
Other payments to participants ....................         --      --    (1,048,620)      (696,990)     (2,244,825)       (755,258)
                                                     ---------   -----  ------------   ------------   -------------   -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ..............    318,990      --    17,389,327     28,576,831      61,019,784      57,728,685
                                                     ---------   -----  ------------   ------------   -------------   -------------

    Net increase (decrease) in net assets .........    342,182      --    29,913,700     32,968,136     105,655,412      78,931,732




NET ASSETS:
  Beginning of year ...............................         --      --    69,621,833     36,653,697     128,226,933      49,295,201
                                                     ---------   -----  ------------   ------------   -------------   -------------

  End of year .....................................  $ 342,182   $  --  $ 99,535,533   $ 69,621,833   $ 233,882,345   $ 128,226,933
                                                     =========   =====  ============   ============   =============   =============

 G.T. GLOBAL STRATEGIC INCOME                                         PUTNAM DIVERSIFIED INCOME        SMITH BARNEY INTERNATIONAL
          PORTFOLIO                MFS TOTAL RETURN PORTFOLIO                 PORTFOLIO                     EQUITY PORTFOLIO
-----------------------------    ------------------------------    ------------------------------    ------------------------------
    1998             1997             1998             1997             1998             1997             1998             1997
    ----             ----             ----             ----             ----             ----             ----             ----
$    964,835    $          --    $   4,519,417    $          --    $   1,797,250    $          --    $          --    $          --
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

      95,709           60,882        1,061,279          449,112          441,269          227,383          580,838          306,167
      13,467            8,670          149,339           63,766           61,597           32,184           82,311           54,224
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
     855,659          (69,552)       3,308,799         (512,878)       1,294,384         (259,567)        (663,149)        (360,391)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------




   1,550,891          250,620        2,996,328        1,195,009        2,276,601          454,711      264,579,558       74,413,842
   1,516,824          218,454        2,265,808          991,043        2,130,513          450,698      266,592,695       70,693,976
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

      34,067           32,166          730,520          203,966          146,088            4,013       (2,013,137)       3,719,866
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


     416,223           33,836        8,794,710        1,072,467        1,683,521           11,889       (2,438,068)         754,036
    (776,069)         416,223       14,276,828        8,794,710         (178,435)       1,683,521        3,992,500       (2,438,068)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

  (1,192,292)         382,387        5,482,118        7,722,243       (1,861,956)       1,671,632        6,430,568       (3,192,104)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


    (302,566)         345,001        9,521,437        7,413,331         (421,484)       1,416,078        3,754,282          167,371
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------





   1,444,980        4,062,420       36,360,884       29,292,210       12,778,268       13,450,688       10,293,289       16,944,027
   1,175,985        1,319,922       25,020,238        9,887,470       10,538,715        3,933,503      295,219,809      104,954,168
      (1,377)            (653)         (18,249)          (6,249)          (8,100)          (3,655)         (11,295)          (6,694)
    (424,995)        (120,207)      (3,460,449)      (1,064,999)      (1,523,216)        (514,487)      (1,781,717)        (641,705)
  (1,225,167)        (215,137)      (6,313,567)      (3,008,984)      (3,118,802)      (1,811,753)    (293,326,178)     (99,450,511)
    (235,798)         (82,404)      (1,061,539)        (312,103)        (658,437)        (134,175)        (652,379)        (182,508)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


     733,628        4,963,941       50,527,318       34,787,345       18,008,428       14,920,121        9,741,529       21,616,777
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

     431,062        5,308,942       60,048,755       42,200,676       17,586,944       16,336,199       13,495,811       21,784,148





   8,325,429        3,016,487       67,584,597       25,383,921       31,199,618       14,863,419       44,817,610       23,033,462
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

$  8,756,491    $   8,325,429    $ 127,633,352    $  67,584,597    $  48,786,562    $  31,199,618    $  58,313,421    $  44,817,610
============    =============    =============    =============    =============    =============    =============    =============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                                                                                 SMITH BARNEY LARGE
                                                       SMITH BARNEY MONEY MARKET      SMITH BARNEY HIGH INCOME     CAPITALIZATION
                                                               PORTFOLIO                      PORTFOLIO           GROWTH PORTFOLIO
                                                     -----------------------------   -------------------------   -------------------
                                                          1998            1997           1998          1997          1998       1997
                                                          ----            ----           ----          ----          ----       ----
INVESTMENT INCOME:
Dividends .........................................  $   2,017,269   $   1,460,052   $ 3,075,417   $        --   $      9,714   $ --
                                                     -------------   -------------   -----------   -----------   ------------   ----

EXPENSES:
Insurance charges .................................        431,705         309,270       480,113       213,529         32,872     --
Administrative fees ...............................         61,745          44,027        68,189        30,465          4,656     --
                                                     -------------   -------------   -----------   -----------   ------------   ----
    Net investment income (loss) ..................      1,523,819       1,106,755     2,527,115      (243,994)       (27,814)    --
                                                     -------------   -------------   -----------   -----------   ------------   ----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................    300,946,604     129,557,007     3,834,210       377,090         91,843     --
  Cost of investments sold ........................    300,946,604     129,557,007     3,443,039       344,965         89,852     --
                                                     -------------   -------------   -----------   -----------   ------------   ----

    Net realized gain (loss) ......................             --              --       391,171        32,125          1,991     --
                                                     -------------   -------------   -----------   -----------   ------------   ----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ........             --              --     2,670,671       138,086             --     --
  Unrealized gain (loss) end of year ..............             --              --      (888,047)    2,670,671      2,552,493     --
                                                     -------------   -------------   -----------   -----------   ------------   ----

    Net change in unrealized gain (loss) for the
      year ........................................             --              --    (3,558,718)    2,532,585      2,552,493     --
                                                     -------------   -------------   -----------   -----------   ------------   ----

Net increase (decrease) in net assets
    resulting from operations .....................      1,523,819       1,106,755      (640,432)    2,320,716      2,526,670     --
                                                     -------------   -------------   -----------   -----------   ------------   ----




UNIT TRANSACTIONS:
Participant purchase payments .....................     21,445,937      37,218,989    14,996,860    19,554,203      8,438,816     --
Participant transfers from other Travelers accounts    358,708,002     144,063,574    11,848,781     3,746,308      6,504,236     --
Administrative and asset allocation charges .......         (3,745)         (2,414)       (7,138)       (2,715)          (308)    --
Contract surrenders ...............................     (2,355,637)       (918,683)   (1,578,007)     (506,524)       (74,054)    --
Participant transfers to other Travelers accounts .   (354,956,853)   (176,681,199)   (6,838,393)   (1,479,106)      (551,021)    --
Other payments to participants ....................       (333,353)       (580,295)     (723,059)      (67,720)            --     --
                                                     -------------   -------------   -----------   -----------   ------------   ----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............     22,504,351       3,099,972    17,699,044    21,244,446     14,317,669     --
                                                     -------------   -------------   -----------   -----------   ------------   ----

    Net increase (decrease) in net assets .........     24,028,170       4,206,727    17,058,612    23,565,162     16,844,339     --




NET ASSETS:
  Beginning of year ...............................     31,985,729      27,779,002    34,850,185    11,285,023             --     --
                                                     -------------   -------------   -----------   -----------   ------------   ----

  End of year .....................................  $  56,013,899   $  31,985,729   $51,908,797   $34,850,185   $ 16,844,339   $ --
                                                     =============   =============   ===========   ===========   ============   ====

 SMITH BARNEY LARGE CAP VALUE      SMITH BARNEY PACIFIC BASIN            TBC MANAGED INCOME               VAN KAMPEN ENTERPRISE
          PORTFOLIO                         PORTFOLIO                         PORTFOLIO                         PORTFOLIO
-----------------------------    ------------------------------    ------------------------------    ------------------------------
    1998             1997             1998             1997             1998             1997             1998             1997
    ----             ----             ----             ----             ----             ----             ----             ----
$  3,151,979    $          --    $      58,199    $          --    $     540,590    $          --    $   4,717,666    $          --
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

     900,154          401,449           46,605              158          134,186           49,769          907,473          417,556
     126,694           56,935            6,584            6,618           18,699            7,098          127,806           59,444
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
   2,125,131         (458,384)           5,010           (6,776)         387,705          (56,867)       3,682,387         (477,000)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------




   3,406,709          542,887       31,497,782       26,053,417        1,295,854          420,772        3,394,184          232,006
   2,453,068          399,665       31,922,287       27,025,264        1,168,760          413,801        2,198,347          161,526
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

     953,641          143,222         (424,505)        (971,847)         127,094            6,971        1,195,837           70,480
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


   9,376,827        1,308,970         (275,942)          53,691          433,886          (21,610)      10,279,585        1,791,072
  12,449,248        9,376,827          565,209         (275,942)         292,140          433,886       23,714,655       10,279,585
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

   3,072,421        8,067,857          841,151         (329,633)        (141,746)         455,496       13,435,070        8,488,513
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


   6,151,193        7,752,695          421,656       (1,308,256)         373,053          405,600       18,313,294        8,081,993
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------





  26,757,535       25,405,607          480,535        2,205,368        5,725,970        2,833,792       23,951,480       25,093,955
  20,371,216       10,329,030       29,773,194       33,843,799        7,951,464          925,966       17,427,903        8,649,103
     (16,207)          (5,831)            (972)            (954)          (1,723)            (719)         (16,358)          (6,057)
  (3,029,261)      (1,199,451)        (187,199)         (79,311)        (377,694)         (94,062)      (2,458,500)      (1,128,220)
  (7,657,455)      (2,080,124)     (30,040,862)     (33,605,393)      (1,556,754)        (486,399)      (6,740,800)      (1,045,309)
  (1,255,380)        (172,269)        (107,389)         (38,406)        (235,942)         (45,750)      (1,370,976)        (198,607)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


  35,170,448       32,276,962          (82,693)       2,325,103       11,505,321        3,132,828       30,792,749       31,364,865
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

  41,321,641       40,029,657          338,963        1,016,847       11,878,374        3,538,428       49,106,043       39,446,858





  60,660,447       20,630,790        4,182,109        3,165,262        6,908,874        3,370,446       60,946,475       21,499,617
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

$101,982,088    $  60,660,447    $   4,521,072    $   4,182,109    $  18,787,248    $   6,908,874    $ 110,052,518    $  60,946,475
============    =============    =============    =============    =============    =============    =============    =============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                                                   COMBINED
                                                                    --------------------------------------
                                                                          1998                   1997
                                                                          ----                   ----
    INVESTMENT INCOME:
    Dividends ...............................................       $    37,385,822        $     4,719,028
                                                                    ---------------        ---------------

    EXPENSES:
    Insurance charges .......................................             9,566,234              4,591,948
    Administrative fees .....................................             1,346,728                668,938
                                                                    ---------------        ---------------
        Net investment income (loss) ........................            26,472,860               (541,858)
                                                                    ---------------        ---------------

    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
      GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) from investment transactions:
      Proceeds from investments sold ........................           638,666,522            236,812,432
      Cost of investments sold ..............................           632,379,285            233,076,182
                                                                    ---------------        ---------------

        Net realized gain (loss) ............................             6,287,237              3,736,250
                                                                    ---------------        ---------------

    Change in unrealized gain (loss) on investments:
      Unrealized gain (loss) beginning of year ..............            73,480,229             13,880,806
      Unrealized gain (loss) end of year ....................           156,719,386             73,480,229
                                                                    ---------------        ---------------

        Net change in unrealized gain (loss) for the year ...            83,239,157             59,599,423
                                                                    ---------------        ---------------

    Net increase (decrease) in net assets
        resulting from operations ...........................           115,999,254             62,793,815
                                                                    ---------------        ---------------




    UNIT TRANSACTIONS:
    Participant purchase payments ...........................           281,104,022            305,552,932
    Participant transfers from other Travelers accounts .....           867,501,168            370,995,750
    Administrative and asset allocation charges .............              (175,802)               (76,062)
    Contract surrenders .....................................           (29,495,629)           (10,937,049)
    Participant transfers to other Travelers accounts .......          (749,605,940)          (331,281,697)
    Other payments to participants ..........................           (11,571,122)            (3,790,797)
                                                                    ---------------        ---------------

      Net increase (decrease) in net assets
        resulting from unit transactions ....................           357,756,697            330,463,076
                                                                    ---------------        ---------------

        Net increase (decrease) in net assets ...............           473,755,951            393,256,891




    NET ASSETS:
      Beginning of year .....................................           662,500,075            269,243,184
                                                                    ---------------        ---------------

      End of year ...........................................       $ 1,136,256,026        $   662,500,075
                                                                    ===============        ===============

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997



                                                                                                                 SALOMON BROTHERS
                                                                                                                     VARIABLE
                                                        SMALL CAP PORTFOLIO       TOTAL RETURN PORTFOLIO         TOTAL RETURN FUND
                                                       --------------------    ---------------------------     --------------------
                                                           1998        1997        1998            1997            1998        1997
                                                           ----        ----        ----            ----            ----        ----
    Accumulation and annuity units
      beginning of year ...........................             --       --     39,661,235      16,964,938              --       --
    Accumulation units purchased and
      transferred from other Travelers accounts ...      2,009,376       --     19,027,357      24,576,075       1,128,729       --
    Accumulation units redeemed and
      transferred to other Travelers accounts .....        (44,217)      --     (6,433,894)     (1,879,778)       (239,891)      --
    Annuity units .................................             --       --         13,859              --              --       --
                                                       -----------     ----    -----------     -----------     -----------     ----
    Accumulation and annuity units
      end of year .................................      1,965,159       --     52,268,557      39,661,235         888,838       --
                                                       ===========     ====    ===========     ===========     ===========     ====


                                                        SALOMON BROTHERS
                                                            VARIABLE                                          SELECT CONSERVATIVE
                                                         INVESTORS FUND      SELECT BALANCED PORTFOLIO             PORTFOLIO
                                                       ------------------    ------------------------     -------------------------
                                                            1998     1997         1998           1997           1998           1997
                                                            ----     ----         ----           ----           ----           ----
    Accumulation and annuity units
      beginning of year ...........................           --       --    5,936,901             --        968,176             --
    Accumulation units purchased and
      transferred from other Travelers accounts ...    1,373,269       --    4,661,426      6,244,028        889,003      1,108,928
    Accumulation units redeemed and
      transferred to other Travelers accounts .....     (150,121)      --     (787,974)      (307,127)      (128,513)      (140,752)
    Annuity units .................................           --       --           --             --             --             --
                                                       ---------     ----    ---------     ----------     ----------     ----------
    Accumulation and annuity units
      end of year .................................    1,223,148       --    9,810,353      5,936,901      1,728,666        968,176
                                                       =========     ====    =========     ==========     ==========     ==========


                                                           SELECT GROWTH           SELECT HIGH GROWTH
                                                             PORTFOLIO                  PORTFOLIO           SELECT INCOME PORTFOLIO
                                                      ----------------------    -----------------------    ------------------------
                                                         1998         1997         1998         1997          1998          1997
                                                         ----         ----         ----         ----          ----          ----
    Accumulation and annuity units
      beginning of year ...........................   4,587,140           --    3,048,275            --       389,101            --
    Accumulation units purchased and
      transferred from other Travelers accounts ...   3,985,489    4,733,409    1,336,968     3,051,712       923,029       416,501
    Accumulation units redeemed and
      transferred to other Travelers accounts .....    (887,258)    (146,269)    (328,072)       (3,437)     (134,791)      (27,400)
    Annuity units .................................          --           --           --            --            --            --
                                                      ---------    ---------    ---------    ----------    ----------    ----------
    Accumulation and annuity units
      end of year .................................   7,685,371    4,587,140    4,057,171     3,048,275     1,177,339       389,101
                                                      =========    =========    =========    ==========    ==========    ==========

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                          MFS EMERGING GROWTH              MFS RESEARCH           STRATEGIC STOCK
                                                               PORTFOLIO                     PORTFOLIO               PORTFOLIO
                                                       ---------------------------     --------------------    --------------------
                                                           1998            1997            1998        1997        1998        1997
                                                           ----            ----            ----        ----        ----        ----
    Accumulation and annuity units
      beginning of year ...........................     21,550,926       2,971,654              --       --             --       --
    Accumulation units purchased and
      transferred from other Travelers accounts ...     20,689,579      20,021,481       5,613,771       --      3,447,134       --
    Accumulation units redeemed and
      transferred to other Travelers accounts .....     (4,781,997)     (1,442,209)     (1,075,074)      --        (66,974)      --
    Annuity units .................................             --              --              --       --             --       --
                                                       -----------     -----------     -----------     ----    -----------     ----
    Accumulation and annuity units
      end of year .................................     37,458,508      21,550,926       4,538,697       --      3,380,160       --
                                                       ===========     ===========     ===========     ====    ===========     ====


                                                                               DISCIPLINED          DISCIPLINED
                                                       CONVERTIBLE BOND          MID CAP             SMALL CAP
                                                           PORTFOLIO         STOCK PORTFOLIO      STOCK PORTFOLIO
                                                       -----------------    -----------------    -----------------
                                                         1998       1997      1998       1997      1998       1997
                                                         ----       ----      ----       ----      ----       ----
    Accumulation and annuity units
      beginning of year ...........................          --       --          --       --          --       --
    Accumulation units purchased and
      transferred from other Travelers accounts ...     449,233       --     613,019       --     414,538       --
    Accumulation units redeemed and
      transferred to other Travelers accounts .....      (8,687)      --     (34,455)      --     (32,439)      --
    Annuity units .................................          --       --          --       --          --       --
                                                       --------     ----    --------     ----    --------     ----
    Accumulation and annuity units
      end of year .................................     440,546       --     578,564       --     382,099       --
                                                       ========     ====    ========     ====    ========     ====


                                                     AIM CAPITAL APPRECIATION                                G.T. GLOBAL STRATEGIC
                                                             PORTFOLIO           ALLIANCE GROWTH PORTFOLIO      INCOME PORTFOLIO
                                                     ------------------------    -------------------------  -----------------------
                                                        1998          1997          1998          1997         1998          1997
                                                        ----          ----          ----          ----         ----          ----
    Accumulation and annuity units
      beginning of year ...........................  57,787,169    33,706,796    56,417,647    27,644,095    5,969,617    2,295,810
    Accumulation units purchased and
      transferred from other Travelers accounts ...  22,217,787    28,053,552    33,471,642    32,819,155    1,878,273    3,980,326
    Accumulation units redeemed and
      transferred to other Travelers accounts .....  (8,658,755)   (3,973,179)   (9,166,301)   (4,045,603)  (1,393,495)    (306,519)
    Annuity units .................................          --            --            --            --           --           --
                                                     ----------    ----------    ----------    ----------   ----------    ---------
    Accumulation and annuity units
      end of year .................................  71,346,201    57,787,169    80,722,988    56,417,647    6,454,395    5,969,617
                                                     ==========    ==========    ==========    ==========   ==========    =========

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                         MFS TOTAL RETURN         PUTNAM DIVERSIFIED     SMITH BARNEY INTERNATIONAL
                                                            PORTFOLIO              INCOME PORTFOLIO           EQUITY PORTFOLIO
                                                     -----------------------   -----------------------   --------------------------
                                                        1998         1997         1998         1997           1998          1997
                                                        ----         ----         ----         ----           ----          ----
    Accumulation and annuity units
      beginning of year ...........................  41,066,792   18,460,646   23,457,375   11,885,359     36,182,945    18,864,868
    Accumulation units purchased and
      transferred from other Travelers accounts ...  35,565,885   25,519,291   17,421,700   13,499,883    231,937,728    94,826,692
    Accumulation units redeemed and
      transferred to other Travelers accounts .....  (6,333,554)  (2,913,145)  (4,000,490)  (1,927,867)  (223,392,552)  (77,508,615)
    Annuity units .................................      13,732           --       17,799           --         19,578            --
                                                     ----------   ----------   ----------   ----------   ------------   -----------
    Accumulation and annuity units
      end of year .................................  70,312,855   41,066,792   36,896,384   23,457,375     44,747,699    36,182,945
                                                     ==========   ==========   ==========   ==========   ============   ===========


                                                                                                               SMITH BARNEY LARGE
                                                      SMITH BARNEY MONEY MARKET     SMITH BARNEY HIGH INCOME     CAPITALIZATION
                                                              PORTFOLIO                    PORTFOLIO            GROWTH PORTFOLIO
                                                     ---------------------------   -------------------------   ------------------
                                                         1998           1997           1998          1997          1998      1997
                                                         ----           ----           ----          ----          ----      ----
    Accumulation and annuity units
      beginning of year ...........................    28,077,883     25,323,950    23,853,145     8,689,256            --     --
    Accumulation units purchased and
      transferred from other Travelers accounts ...   327,092,440    161,814,352    18,226,399    16,642,827    14,230,722     --
    Accumulation units redeemed and
      transferred to other Travelers accounts .....  (307,776,462)  (159,060,419)   (6,285,817)   (1,478,938)     (607,005)    --
    Annuity units .................................            --             --        16,392            --            --     --
                                                     ------------   ------------   -----------   -----------   -----------   ----
    Accumulation and annuity units
      end of year .................................    47,393,861     28,077,883    35,810,119    23,853,145    13,623,717     --
                                                     ============   ============   ===========   ===========   ===========   ====


                                                      SMITH BARNEY LARGE CAP       SMITH BARNEY PACIFIC        TBC MANAGED INCOME
                                                          VALUE PORTFOLIO            BASIN PORTFOLIO               PORTFOLIO
                                                     ------------------------   -------------------------   -----------------------
                                                        1998          1997          1998          1997         1998         1997
                                                        ----          ----          ----          ----         ----         ----
    Accumulation and annuity units
      beginning of year ...........................  31,762,755    13,512,027     5,986,528     3,221,715    5,489,797    2,901,133
    Accumulation units purchased and
      transferred from other Travelers accounts ...  23,614,325    20,180,381    43,412,299    39,296,051   10,565,765    3,113,712
    Accumulation units redeemed and
      transferred to other Travelers accounts .....  (6,160,832)   (1,929,653)  (43,293,153)  (36,531,238)  (1,688,188)    (525,048)
    Annuity units .................................      12,608            --            --            --       17,693           --
                                                     ----------   -----------   -----------   -----------   ----------   ----------
    Accumulation and annuity units
      end of year .................................  49,228,856    31,762,755     6,105,674     5,986,528   14,385,067    5,489,797
                                                     ==========   ===========   ===========   ===========   ==========   ==========

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                      VAN KAMPEN ENTERPRISE PORTFOLIO               COMBINED
                                                      -------------------------------    -----------------------------
                                                           1998             1997             1998             1997
                                                           ----             ----             ----             ----
    Accumulation and annuity units
      beginning of year ...........................      29,020,276       13,004,616      421,213,683      199,446,863
    Accumulation units purchased and
      transferred from other Travelers accounts ...      18,140,146       17,226,005      864,337,031      517,124,361
    Accumulation units redeemed and
      transferred to other Travelers accounts .....      (4,775,872)      (1,210,345)    (638,666,833)    (295,357,541)
    Annuity units .................................          10,971               --          122,632               --
                                                       ------------     ------------     ------------     ------------
    Accumulation and annuity units
      end of year .................................      42,395,521       29,020,276      647,006,513      421,213,683
                                                       ============     ============     ============     ============

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of The Travelers Fund BD II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD II for Variable Annuities as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD II for Variable Annuities as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut




This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD II for Variable Annuities or Fund BD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.




FNDBDII (Annual) (12-98) Printed in U.S.A.